UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-04611

 EXACT NAME OF REGISTRANT AS
 SPECIFIED IN CHARTER:                   Aberdeen Asia-Pacific Income Fund, Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 800 Scudders Mill Road
                                         Plainsboro, NJ 08536

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Mr. Christian Pittard
                                         Aberdeen Asset Management
                                         Inc.
                                         1735 Market Street, 37th
                                         Floor
                                         Philadelphia, PA 19103

 REGISTRANT'S TELEPHONE NUMBER
 INCLUDING AREA CODE:                    800-522-5465

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2006 - 06/30/2007


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Aberdeen Asia-Pacific Income Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
 PUBLISHING AND BROADCASTING LIMITED PBL                                                     Agenda Number:  701104527
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        Security:  Q7788TAD3
    Meeting Type:  Extraordinary General Meeting
    Meeting Date:  12-Dec-2006
            ISIN:  AU300PBLF053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

E.1    Approve to: agree to the release of the Relevant          Mgmt          For                            For
       Guarantors from any further obligations under
       the Guarantee on and from the effective time
       and acknowledge the accession of Burswood Trust
       as a New Guarantor from and including the effective
       time; agree that no Member of the PBL Media
       Group will now or in the future be required
       to become Guarantors under the Guarantee; consent
       to the extent it is required to the relevant
       Guarantors creating security interests over
       their present or future assets, revenues and
       undertakings; consent to the extent it is
       required to completion of the transaction;
       waive to the extent it is required any present
       or future breach of the AUD MTN documentation
       to the extent that such breach arises by reason
       of the establishment or capitalization of the
       PBL Media Group and/or by reason of completion
       of the transaction; and agree that the relevant
       Guarantors and each other present and future
       Member of the PBL Media Group will be deemed
       not to form part of the PBL Group, for all
       purposes of the AUD MTN documentation including
       any calculations required to be made; for
       the avoidance of doubt, holders acknowledge
       that pro forma adjustments will need to be
       made to accounts and interim accounts which
       consolidate any entities in the PBL Media Group
       for the purposes of making calculations in
       respect of the AUD MTN documentation; these
       agreements, consents and waivers are unconditional
       and irrevocable and take effect from and including
       the effective time

E.2    Amend, conditional on the passing of Resolution           Mgmt          For                            For
       E.1, the terms and conditions of the Notes
       and the terms and conditions of the Guarantee
       as specified



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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Aberdeen Asia-Pacific Income Fund, Inc.
By (Signature)       /s/ Martin Gilbert
Name                 Martin Gilbert
Title                President
Date                 08/01/2007